Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Bank time deposits	$ 1,515,880	$ 951,235
Wealth management products	166,168
Equity securities with readily determinable market value**	289,221	269,478
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	1,515,880	951,235
Wealth management products	166,168
Equity securities with readily determinable market value**	289,221	269,478
Total	1,971,269	1,220,713
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Equity securities with readily determinable market value**	289,221	269,478
Total	289,221	269,478
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	1,515,880	951,235
Wealth management products	166,168
Total	1,682,048	951,235
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Total	$ 0	$ 0